Impairment of long-lived assets (Details 4) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Impairment reversal	$ 108,005
Excess over recoverable amount	33,502
Impact impairment	$ (14,859)
Long Term Zinc Price Assumption [Member]
IfrsStatementLineItems [Line Items]
Long term zinc price decrease	5.00%
Stress on assumption	$ 2,964
Impairment reversal	75,328
Impact	(32,677)
Excess over recoverable amount
Impact impairment	(33,502)
Discount Rate Assumption [Member]
IfrsStatementLineItems [Line Items]
Impairment reversal	108,005
Impact
Excess over recoverable amount	$ 18,643
Discount rate increase	5.00%
Discount rate	7.43%